Note 12 - Employee Benefits (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 12 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized	$ 278	$ 227	$ 222
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)	324,675	310,964
Cash Surrender Value of Life Insurance	23,657
Deferred Compensation Plan Assets	1,955
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	5,806	5,297
Defined Benefit Plan, Benefit Obligation	2,852	2,152
Supplemental Retirement Plans [Member]
Note 12 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized	$ 604	$ 787	$ 536